ADVERTISING AND PROMOTION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ADVERTISING AND PROMOTION
Advertising expenses	$ 28,997	¥ 199,368	¥ 317,843	¥ 510,031
Sales agent expenses	3,476	23,897	107,022	44,260
Total	$ 32,473	¥ 223,265	¥ 424,865	¥ 554,291